Auditor's remuneration and Research and development expenditures	12 Months Ended
Dec. 31, 2023
Auditor's remuneration and Research and development expenditures [Abstract]
Auditor's remuneration and Research and development expenditures
9 Auditor’s remuneration and Research and development expenditures

Auditor's remuneration
Full year
(in USD million, excluding VAT) 2023 2022 2021
Audit fee 14.9 11.4 14.4
Audit related fee

1.2 1.8 1.1
Tax fee - - -
Other service fee

- - -
Total remuneration 16.1 13.2 15.5
In addition to the figures in the table above, the audit fees and audit related fees related to Equinor operated licences amount to USD
0.5

million, USD
0.6

million and USD
0.5

million for 2023, 2022 and 2021, respectively.
Research and development expenditures (R&D)
Equinor has R&D activities within exploration, subsurface, drilling and well, facilities, low carbon and renewables. R&D activities
contribute to maximising and developing long-term value from Equinor’s assets. R&D expenditures are partially financed by partners
of Equinor operated licences.
R&D expenditures including amounts charged to partners were USD 311 million, USD
308

million and USD
291

million in 2023, 2022
and 2021, respectively. Equinor's share of the expenditures has been recognised within Total operating expenses in the Consolidated statement of income.